Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Results of Operations [Abstract]
Revenues	$ 9,536.4	$ 8,147.6	$ 6,632.5
Costs and expenses:
Cost of sales (excluding depreciation and amortization)	6,793.2	5,769.8	4,608.6
Selling and administrative expenses	1,320.1	1,115.8	955.5
Depreciation and amortization	304.2	244.2	196.7
Interest, net	100.0	90.0	83.9
All other costs	92.0	33.5	177.4
Total costs and expenses	8,609.5	7,253.3	6,022.1
Income from continuing operations before income taxes	926.9	894.3	610.4
Income tax provision	(220.1)	(172.0)	(114.6)
Income from continuing operations	706.8	722.3	495.8
Income from discontinued operations, net of income taxes	17.4	28.2	26.1
Net income	724.2	750.5	521.9
Net income attributable to noncontrolling interests	25.0	0	0
Net income attributable to Cameron stockholders	699.2	750.5	521.9
Amounts attributable to Cameron stockholders:
Income from continuing operations attributable to Cameron, net of tax	681.8	722.3	495.8
Income from discontinued operations, net of tax	17.4	28.2	26.1
Net income attributable to Cameron stockholders	$ 699.2	$ 750.5	$ 521.9
Basic
Continuing operations (in dollars per share)	$ 2.82	$ 2.93	$ 2.02
Discontinued operations (in dollars per share)	$ 0.07	$ 0.12	$ 0.11
Basic (in dollars per share)	$ 2.89	$ 3.05	$ 2.13
Diluted
Continuing operations (in dollars per share)	$ 2.80	$ 2.91	$ 1.99
Discontinued operations (in dollars per share)	$ 0.07	$ 0.11	$ 0.10
Diluted (in dollars per share)	$ 2.87	$ 3.02	$ 2.09